Regulatory Matters	12 Months Ended
Jun. 30, 2012
Regulatory Matters [Abstract]
Regulatory Matters

Note 17. Regulatory Matters

The Bank of Greene County and its wholly-owned subsidiary, Greene County Commercial Bank, are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material impact on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank and the Commercial Bank must meet specific guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. As of June 30, 2012, the most recent notification from regulators categorized the banks as "well capitalized" under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's category.

Quantitative measures established by regulation to ensure capital adequacy require The Bank of Greene County and Greene County Commercial Bank to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier 1 capital to risk-weighted assets (as defined by regulations), of Tier 1 capital to assets (as defined), and of tangible capital to tangible assets (as defined). Management believes, as of June 30, 2012, that The Bank of Greene County and Greene County Commercial Bank meet all capital adequacy requirements to which they are subject.

					To Be Well Capitalized Under Prompt Corrective Action Provisions

			For Capital Adequacy Purposes
(Dollars In thousands)	Actual
The Bank of Greene County	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of June 30, 2012:

Total capital (to risk weighted assets)	$52,000	17.7%	$23,506	8.0%	$29,383	10.0%
Tier 1 capital (to risk weighted assets)	48,287	16.4	11,753	4.0	17,630	6.0
Tier 1 capital (to adjusted assets)	48,287	8.2	17,733	3.0	29,555	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$48,873	17.0%	$22,958	8.0%	$28,697	10.0%
Tier 1 capital (to risk weighted assets)	45,269	15.8	11,479	4.0	17,218	6.0
Tier 1 capital (to adjusted assets)	45,269	8.3	16,370	3.0	27,283	5.0
Tangible capital (to tangible assets)	45,269	8.3	8,185	1.5	---	---

Greene County Commercial Bank

As of June 30, 2012:

Total capital (to risk weighted assets)	$13,237	39.6%	$2,677	8.0%	$3,346	10.0%
Tier 1 capital (to risk weighted assets)	$13,237	39.6	1,338	4.0	2,008	6.0
Tier 1 capital (to average assets)	$13,237	7.7	6,903	4.0	8,629	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$14,053	46.7%	$2,406	8.0%	$3,008	10.0%
Tier 1 capital (to risk weighted assets)	$14,053	46.7	1,203	4.0	1,805	6.0
Tier 1 capital (to average assets)	$14,053	8.4	6,671	4.0	8,339	5.0